Tax matters (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax expense
The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

EUR million
	2021	2020	2019
Consolidated profit (loss) before tax:
From continuing operations	14,547	(2,076)	12,543
From discontinued operations	—	—	—
	14,547	(2,076)	12,543
Income tax at tax rate applicable in Spain (30%)	4,364	(623)	3,763
By the effect of application of the various tax rates applicable in each country*	210	362	243
Of which:
Brazil	634	560	502
United Kingdom	(158)	(43)	(80)
United States	(179)	(71)	(71)
Chile	(34)	(24)	(35)
Effect of profit or loss of associates and joint ventures	(130)	29	(97)
Effect of reassessment of deferred taxes	9	2,500	(612)
Permanent differences and other **	441	3,364	1,130
Current income tax	4,894	5,632	4,427
Effective tax rate	33.64%	—	35.29%
Of which:
Continuing operations	4,894	5,632	4,427
Discontinued operations (note 37)	—	—	—
Of which:
Current taxes	3,799	4,214	3,962
Deferred taxes	1,095	1,418	465
Income tax (receipts)/payments	4,012	2,946	2,593
*    Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.
**    In 2020 and 2019 it includes mainly the impairment of goodwill.

Schedule of tax recognized in equity
In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2021, 2020 and 2019:

EUR million
	2021	2020	2019
Other comprehensive income
Items not reclassified to profit or loss	(510)	(82)	500
Actuarial gains or (-) losses on defined benefit pension plans	(530)	(165)	499
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(13)	92	(42)
Financial liabilities at fair value with changes in results attributable to changes in credit risk	33	(9)	43
Items that may be reclassified to profit or loss	1,136	208	(832)
Cash flow hedges	278	5	(17)
Changes in the fair value of debt instruments through other comprehensive income	857	195	(811)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	1	8	(4)
Total	626	126	(332)

Schedule of deferred tax assets and liabilities
The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at 31 December 2021, 2020 and 2019 is as follows:

EUR million
	2021		2020		2019
	Monetizable*	Other	Monetizable*	Other	Monetizable*	Other
Tax assets	10,473	8,967	10,721	8,525	11,233	11,525
Tax losses and tax credits	—	1,249	—	1,093	—	3,428
Temporary differences	10,473	7,718	10,721	7,432	11,233	8,097
Of which:
Non-deductible provisions	—	2,256	—	2,139	—	2,751
Valuation of financial instruments	—	600	—	483	—	400
Loan losses	6,888	988	7,134	1,007	7,645	1,086
Pensions	3,585	669	3,587	875	3,587	1,009
Valuation of tangible and intangible assets	—	1,509	—	1,373	—	1,317

Tax liabilities	—	6,462	—	5,933	—	6,522
Temporary differences	—	6,462	—	5,933	—	6,522
Of which:
Valuation of financial instruments	—	1,419	—	1,791	—	2,073
Valuation of tangible and intangible assets	—	3,081	—	2,311	—	1,962
Investments in Group companies	—	337	—	440	—	831
*Banco Popular Español, S.A.U. considered that part of its monetizable assets were converted into credit against the Tax Administration in 2017 Income Tax return, as the circumstances of the aforementioned regulations were met at the end of that year (EUR 995 million). The Spanish tax authorities have expressly confirmed the nature of these assets as monetizable, but they consider that conditions for conversion are not met at the end of 2017, without prejudice to the conversion in future years. Likewise, Grupo Santander, due to losses incurred in 2020, converted EUR 642 million of monetizable tax assets into credit against the Tax Administration in its Corporate Income Tax return. This tax return is subject to review by the Tax Authorities.

Schedule of changes in deferred tax assets and liabilities
The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

EUR million
	Balances at 31 December 2020	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balances at 31 December 2021
Deferred tax assets	19,246	(209)	193	209	1	19,440
Tax losses and tax credits	1,093	129	28	—	—	1,250
Temporary differences	18,153	(338)	165	209	1	18,190
Of which monetizable	10,721	(273)	25	—	—	10,473
Deferred tax liabilities	(5,933)	(886)	(170)	528	(1)	(6,462)
Temporary differences	(5,933)	(886)	(170)	528	(1)	(6,462)
	13,313	(1,095)	23	737	0	12,978

EUR million
	Balance at 31 December 2019	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2020
Deferred tax assets	22,758	(1,016)	(2,465)	38	(69)	19,246
Tax losses and tax credits	3,427	(2,065)	(266)	—	(3)	1,093
Temporary differences	19,331	1,049	(2,199)	38	(66)	18,153
Of which monetizable	11,233	613	(1,125)	—	—	10,721
Deferred tax liabilities	(6,522)	(402)	851	156	(16)	(5,933)
Temporary differences	(6,522)	(402)	851	156	(16)	(5,933)
	16,236	(1,418)	(1,614)	194	(85)	13,313

EUR million
	Balances at 31 December 2018	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2019
Deferred tax assets	23,258	215	(610)	(92)	(13)	22,758
Tax losses and tax credits	4,276	(301)	(548)	—	—	3,427
Temporary differences	18,982	516	(62)	(92)	(13)	19,331
Of which monetizable	10,866	427	(60)	—	—	11,233
Deferred tax liabilities	(5,568)	(680)	92	(366)	0	(6,522)
Temporary differences	(5,568)	(680)	92	(366)	—	(6,522)
	17,690	(465)	(518)	(458)	(13)	16,236